Investments (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Investments [Abstract]
Summary of Company's Investments

The following is a summary of the Company’s investments:

			Venture
	Trustwave	Settlement	Capital	Total
	Shares	Investment	Fund	Investments
	(in thousands)
Balance – January 1, 2012	$—	$—	$—	$—
Investment made during 2012	1,601	—	—	1,601
Fair value of shares granted to the Company	3,116	8,353	—	11,469
Sale of shares	(286)	—	—	(286)

Balance - December 31, 2012	4,431	8,353	—	12,784
Dividend issued to Former Parent	(4,431)	(8,353)	—	(12,784)
Investment made during 2013	—	—	500	500

Balance - December 31, 2013	$—	$—	$500	$500